UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jeanine Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: March 31, 2009

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund: The Teberg Fund
Period: July 1, 2007 - June 30, 2008

Company Name	Meeting	CUSIP	Proposal(s)	By Issuer	Conflict	Conflict	Mgmt	Vote	Date	Shares
	Date			or S/hold	Yes/No	Resolved	Recom	Cast	Voted	Voted

Advanced Micro Devices, Inc.	07/16/07	007903SMH	1. Apprv Amendt to 2000 Employee	Issuer	No	N/A	For	For	07/02/07	11300.0000
			Stock Purchase Plan

Dynegy, Inc.	07/18/07	26817GUTH	1. Elect Directors	Issuer	No	N/A	For	For	07/02/07	2000.0000
			2. Ratify appointment of accountants	Issuer	No	N/A	For	For	07/02/07	2000.0000
			3. Stockholder proposal re "pay for	Issuer	No	N/A	Against	Against	07/02/07	2000.0000
			superior performance"

Telephone & Data Systems, Inc.	07/26/07	879433TTT	1. Elect Directors	Issuer	No	N/A	For	For	07/06/07	2500.0000
			2. Non-Employee Director Comp Plan	Issuer	No	N/A	For	For	07/06/07	2500.0000
			3. Ratify Accountants for 2007	Issuer	No	N/A	For	For	07/06/07	2500.0000

Verisign, Inc.	08/30/07	92343EIIH	1. Elect Directors	Issuer	No	N/A	For	For	08/10/07	17800.0000
			2. Apprv 4th Cert of Incrp to eliminate	Issuer	No	N/A	For	For	08/10/07	17800.0000
			classified board structure & allow
			for annual election of directors
			3. Apprv '07 Emplye Stck Purch Plan	Issuer	No	N/A	For	For	08/10/07	17800.0000
			4. Ratify select of indepen auditors	Issuer	No	N/A	For	For	08/10/07	17800.0000

Heartland Value Fund	02/26/08	422359109	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	14804.5800

AIM Developing Mrkts - Class A	02/29/08	00141T577	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	5630.6310
			2. Apprv new Sub-Advisory Agreement	Issuer	No	N/A	For	For	02/14/08	5630.6310
			3. Apprv amdt to term trust, fund, or	Issuer	No	N/A	For	For	02/14/08	5630.6310
			share class w/out shareholder vote

AIM Leisure Fund - Class A	02/29/08	00142F758	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	10150.2230
			2. Apprv new Sub-Advisory Agreemnt	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3A. Modif restric - issuer diversification	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3B. Modif restric - senior securities &	Issuer	No	N/A	For	For	02/14/08	10150.2230
			borrowing money
			3C. Modif restirc - underwriting secur	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3D. Modif restric - indust concentration	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3E. Modif restric - real est investments	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3F. Modif restric - purch/sell commod	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3G. Modif restric - making loans	Issuer	No	N/A	For	For	02/14/08	10150.2230
			3H. Modif restric - invest in invest cos	Issuer	No	N/A	For	For	02/14/08	10150.2230
			5. Apprv mkg invest object non-fndml	Issuer	No	N/A	For	For	02/14/08	10150.2230
			6. Apprv amdt to term trust, fund, or	Issuer	No	N/A	For	For	02/14/08	10150.2230
			share class w/out shareholder vote

Fidelity Select Brokerage	03/19/08	316390855	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	7591.3510
			2. Amnd Trst - reduce sharhld quorum	Issuer	No	N/A	For	For	02/14/08	7591.3510

Fidelity Select Energy	03/19/08	316390103	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	4676.9830
			2. Amnd Trst - reduce sharhld quorum	Issuer	No	N/A	For	For	02/14/08	4676.9830

Fidelity Select Transportation	03/19/08	316390582	1. Elect Directors	Issuer	No	N/A	For	For	02/14/08	10372.1540
			2. Amnd Trst - reduce sharhld quorm	Issuer	No	N/A	For	For	02/14/08	10372.1540

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President
(Principal Executive Officer)

Date July 10, 2008
* Print the name and title of each signing officer under his or her signature.